LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE
NOTE 15-- LOSS PER SHARE

The data below shows the amounts used in computing loss per share as of December 31, for each of the following years:

	2011	2010
Loss from continuing operations available to common shareholders (numerator)	$12,413,956	$6,641,817

Weighted average number of common shares outstanding used in loss per share for the period (denominator)	54,702,212	35,823,548

Basic and diluted loss per share of common stock	$0.23	$0.19